Capital Commitments	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Capital Commitments
NOTE 22.
CAPITAL COMMITMENTS
At December 31, 2022, the Corporation had commitments to purchase property, plant and equipment totaling $184 million (2021 – $137 million). Payments of $97 million for these commitments are expected to be made in 2023, $36 million in 2024 and $35 million in 2024.